ROPES & GRAY LLP PRUDENTIAL TOWER

800 BOYLSTON STREET BOSTON, MA 02199 WWW.ROPESGRAY.COM

July 29, 2021

Kathleen M. Nichols T +1 617 854 2418 F +1 617 235 0862

kathleen.nichols@ropesgray.com

BY EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Voya Separate Portfolios Trust (File Nos. 333-141111 and 811-22025)

Dear Ladies and Gentlemen:

Attached for filing, via the EDGAR system, is Post-Effective Amendment No. 100 ("Amendment") to the Registration Statement of Voya Separate Portfolios Trust ("Registrant"). This Amendment is being filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the "Act"), and shall become effective on July 31, 2021.

In addition to Part C, the Amendment includes the following documents for the below-listed funds (each, a "Fund" and collectively, the "Funds"):

1.Statutory Prospectus for Class I and Class P shares of Voya Emerging Markets Corporate Debt Fund; Class A, Class I, Class P, Class T and Class W shares of Voya Emerging Markets Hard Currency Debt Fund; Class I and Class P shares of Voya Emerging Markets Local Currency Debt Fund; Class A, Class I, Class P, Class R6, Class T and Class W shares of Voya Investment Grade Credit Fund; and Class A, Class I, Class P, Class R6, Class T and Class W shares of Voya Securitized Credit Fund; and

2.Statutory Prospectus for Class SMA shares of Voya Investment Grade Credit Fund; and

3.Statement of Additional Information for Voya Emerging Markets Corporate Debt Fund, Voya Emerging Markets Hard Currency Debt Fund, Voya Emerging Markets Local Currency Debt Fund, Voya Investment Grade Credit Fund and Voya Securitized Credit Fund.

The Registrant is filing this Amendment for the purpose of updating the Prospectus and the related Statement of Additional Information in compliance with annual updating requirements pursuant to section 10(a)(3) of the Act for the Funds.

- 2 -	July 29, 2021

In connection with this Amendment, the Registrant plans to file a separate filing pursuant to Rule 497(k) for each Fund's definitive Summary Prospectus, which contains the same information in response to Items 2 through 8 of Form N-1A as does the Statutory Prospectus included in this Amendment. This transmittal letter shall also serve as the transmittal letter for each of the corresponding filings made pursuant to Rule 497(k).

This Amendment includes inline XBRL and exhibits to provide interactive data files relating to the risk/return summary information of this Amendment, as required by Rule 405 of Regulation S-T and Form N-1A.

We have assisted the Registrant in the preparation of this Amendment and believe that this Amendment does not contain disclosures that would render it ineligible to become effective under Rule 485(b) under the Act.

No fees are required in connection with this filing. Should you have any questions concerning the attached filing, please contact the undersigned at (617) 854-2418 or Paul A. Caldarelli at (480)-477- 2649.

Very truly yours,

/s/ Kathleen M. Nichols Kathleen M. Nichols, Esq.

cc:Paul Caldarelli, Esq. Timothy W. Diggins, Esq. Elizabeth J. Reza, Esq.